UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street
         London,  UK     W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $201,333 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6     2033  1750000 PRN      SOLE                  1750000        0        0
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     7610  7500000 PRN      SOLE                  7500000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     3180  3000000 PRN      SOLE                  3000000        0        0
CARNIVAL CORP                  DBCV 2.000% 4/1  143658AN2      974   940000 PRN      SOLE                   940000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     4941  5500000 PRN      SOLE                  5500000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6     1963  2000000 PRN      SOLE                  2000000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    12038  9580000 PRN      SOLE                  9580000        0        0
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8    25262 20000000 PRN      SOLE                 20000000        0        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8     4177  3470000 PRN      SOLE                  3470000        0        0
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0  42805TAA3    14717  9000000 PRN      SOLE                  9000000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9     3671  4310000 PRN      SOLE                  4310000        0        0
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3   530718AF2    32706 32425000 PRN      SOLE                 32425000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2     1407  1500000 PRN      SOLE                  1500000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     3454    17000 PRN      SOLE                    17000        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0     6484  6360000 PRN      SOLE                  6360000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0     3688  3590000 PRN      SOLE                  3590000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     3412  3550000 PRN      SOLE                  3550000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     1734  1560000 PRN      SOLE                  1560000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     1044  1000000 PRN      SOLE                  1000000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2    31283 30115000 PRN      SOLE                 30115000        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0     3753  3010000 PRN      SOLE                  3010000        0        0
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5     5681  4540000 PRN      SOLE                  4540000        0        0
OWENS CORNING NEW              COM              690742101     4182   163100 SH       SOLE                   163100        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4     2784  2670000 PRN      SOLE                  2670000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     6217  5670000 PRN      SOLE                  5670000        0        0
TEVA PHARMACEUTICAL FIN CO B   NOTE 1.750% 2/0  88165FAA0     4612  3750000 PRN      SOLE                  3750000        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9     1986  2050000 PRN      SOLE                  2050000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4     3101  3440000 PRN      SOLE                  3440000        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     1668  1500000 PRN      SOLE                  1500000        0        0
XILINX INC                     SDCV 3.125% 3/1  983919AD3     1571  1680000 PRN      SOLE                  1680000        0        0